Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Deferred Tax Asset (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Deferred Tax Asset	$ 1,192,711	$ 1,126,860	$ 515,944
Valuation Allowance	(1,192,711)	(1,126,860)	(515,944)
Deferred Tax Asset (Net)